Long-Term Debt Long-term Debt-Long-term debt balances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Unamortized discount	$ (1,784)	$ 0
Current maturities of long-term debt	(7,281)	(1,325)
Long-term debt, less current portion	389,435	347,075
Senior notes [Member]
Debt Instrument [Line Items]
Total debt	198,216	0
Senior notes [Member] | Senior Unsecured Notes 9 Percent Due 2018 [Member]
Debt Instrument [Line Items]
Gross long-term debt	200,000	0
Senior Loans [Member]
Debt Instrument [Line Items]
Total debt		348,400
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Total debt	$ 198,500	$ 0